PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PROGRAM TERMINATION	PROGRAM TERMINATION
Although it has not expressed any intent to do so, the Railroad, the Program sponsor, has the right under the Program, at any time, to terminate the Program subject to the provisions of ERISA. Regardless of such actions, the principal and income of the Program remains for the exclusive benefit of the Program’s participants and beneficiaries. The Railroad may direct VFTC either to distribute the Program’s assets to the participants, or to continue the Trust and distribute benefits as though the Program had not been terminated.